Transactions with related parties (Details) - SEK (kr) kr in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2023
Transactions with related parties
Repayments of debt		kr 149,831	kr 97,435	kr 119,143
Swedish government
Transactions with related parties
Ownership interest in reporting company		100.00%
Percentage of company's outstanding loan guaranteed		43.00%	44.00%
EKN
Transactions with related parties
Remuneration to EKN for the guarantees paid		kr 46	kr 45
Credit facility with the Swedish National Debt Office | Swedish National Debt Office
Transactions with related parties
Credit facility, granted by the government		175,000	200,000		kr 175,000
Loans covered by CIRR-system, limit for credit facility		162,000	185,000
Commercial export financing, limit for credit facility		kr 13,000	kr 15,000		kr 35,000
Repayments of debt	kr 10,000